Loans and Related Allowance for Loan and Lease Losses - Additional Information on Impaired Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Average Recorded Investment	$ 13,302	$ 13,504	$ 13,737	$ 13,359	$ 13,440	$ 16,960	$ 17,824
Interest Income Recognized	51	163	182	495	725	640	1,090
Commercial And Industrial [Member]
Average Recorded Investment	864	1,480	1,218	1,354	1,468	1,989	2,187
Interest Income Recognized	4	21	9	73	100	85	119
Real Estate Construction Porfolio Segment [Member]
Average Recorded Investment	1,105	2,347	1,404	2,614	2,407	3,631	3,743
Interest Income Recognized	3	28	22	94	115	154	183
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Average Recorded Investment	3,389	4,195	3,660	4,514	4,356	5,331	5,380
Interest Income Recognized	36	43	36	128	160	171	293
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Average Recorded Investment	7,939	5,476	7,449	4,871	5,203	5,998	6,500
Interest Income Recognized	8	71	115	200	350	229	493
Consumer Portfolio Segment [Member]
Average Recorded Investment	5	$ 6	6	$ 6	$ 6	11	13
Interest Income Recognized						$ 1	$ 1